INVENTORIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES
INVENTORIES

	December 31, 2017	December 31, 2016
Finished goods	$52.8	$49.1
Ore stockpiles	5.0	9.1
Mine supplies	142.2	149.7
	200.0	207.9
Non-current ore stockpiles	177.6	156.0
	$377.6	$363.9

For the year ended December 31, 2017, the Company recognized a net realizable value write-down in non-current ore stockpiles amounting to $4.2 million (December 31, 2016 - $1.0 million).
For the year ended December 31, 2017, the Company recognized a write-down in mine supplies inventories amounting to $10.0 million (December 31, 2016 - $4.7 million).
For the year ended December 31, 2017, $0.7 million was recognized in Cost of sales for costs related to operating below normal capacity at Westwood (December 31, 2016 - $26.4 million).